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                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

              REPORT FOR CALENDAR MONTH ENDING:  December 31, 2000

                 Name of Registrant: The SMALLCap Fund, Inc./TM/
                                     By: Fran Pollack-Matz, Secretary

                                                                        Approximate Asset
                                                                      Value or approximate
                                      Number of                        asset coverage per
Date of each     Identification         Shares         Price per        share at time of       Name of Seller or
 Transaction       of Security        Purchased          Share              purchase           of Seller's Broker
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
  12/04/00        Common Stock          3,600           10.648               12.001              Weeden & Co. LP
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  12/06/00        Common Stock          3,600           10.854               12.557              Weeden & Co. LP
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  12/06/00        Common Stock          5,000           10.813               12.557              Weeden & Co. LP
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  12/07/00        Common Stock          3,600           10.635               12.359              Weeden & Co. LP
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  12/11/00        Common Stock          4,400           11.389               13.004              Weeden & Co. LP
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  12/12/00        Common Stock          4,400           11.500               13.320              Weeden & Co. LP
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  12/13/00        Common Stock          5,000           11.500               12.974              Weeden & Co. LP
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  12/13/00        Common Stock          4,000           11.530               12.974              Weeden & Co. LP
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  12/15/00        Common Stock          3,700           10.919               12.500              Weeden & Co. LP
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  12/18/00        Common Stock          2,700           11.176               12.538              Weeden & Co. LP
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  12/18/00        Common Stock         15,000           11.188               12.538              Weeden & Co. LP
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  12/19/00        Common Stock          5,000           11.250               12.824              Weeden & Co. LP
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  12/19/00        Common Stock          4,200           11.283               12.824              Weeden & Co. LP
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  12/20/00        Common Stock          4,400           11.122               12.728              Weeden & Co. LP
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  12/21/00        Common Stock          4,000           10.961               12.230              Weeden & Co. LP
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